Finite Lived Intangible Assets and Goodwill - Schedule of Goodwill (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Finite Lived Intangible Assets and Goodwill [Abstract]
Goodwill, beginning of period	$ 244,635
Additions from acquisition (Note 3)	1,288,000
Goodwill, end of period	$ 1,532,635